Accumulated Other Comprehensive Income - Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	$ 164.6	$ 770.6	$ 879.8
Other comprehensive income (loss) before reclassifications	28.4	16.8	(97.4)
Amounts reclassified from accumulated other comprehensive income	(3.9)	(96.6)	(2.9)
Net current-period other comprehensive income (loss)	24.5	(79.8)	(100.3)
Balance at the end of the period	207.0	164.6	770.6
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	95.1	174.2	273.5
Other comprehensive income (loss) before reclassifications	27.8	17.1	(95.9)
Amounts reclassified from accumulated other comprehensive income	(3.9)	(96.2)	(3.4)
Net current-period other comprehensive income (loss)	23.9	(79.1)	(99.3)
Balance at the end of the period	119.0	95.1	174.2
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	8.6	9.3	10.3
Other comprehensive income (loss) before reclassifications	0.6	(0.3)	(1.5)
Amounts reclassified from accumulated other comprehensive income	0.0	(0.4)	0.5
Net current-period other comprehensive income (loss)	0.6	(0.7)	(1.0)
Balance at the end of the period	9.2	8.6	9.3
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	103.7	183.5	283.8
Balance at the end of the period	$ 128.2	$ 103.7	$ 183.5